RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 08, 2022	Jun. 01, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Directors' remuneration expense	$ 1	$ 1	$ 1	$ 1
Revolving credit facility with Brookfield
Disclosure of transactions between related parties [line items]
Credit facility, maximum borrowing capacity	1,000		1,000
Subsidiary and corporate borrowings	0	0	0	0			$ 0
Brookfield
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	600		600				600
Deposit balance	0		0				0
Interest expense, related party transactions	1	1	2	2
Credit facility, maximum borrowing capacity	1,000		1,000
Brookfield | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Non-recourse borrowings							111
Subsidiary of Common Parent (Brookfield)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	26		26				26
Amounts receivable, related party transactions					$ 189	$ 24
Corporate borrowings, related party transactions	95		95				45
Associate borrowing obligations, related party transaction	6		6				6
Subsidiary of Common Parent (Brookfield) | Brookfield Office Properties Inc.
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	27	1	28	1
Right-of-use assets	12		12				12
Subsidiary of Common Parent (Brookfield) | Brookfield Business Partners LP | U.K. port operation
Disclosure of transactions between related parties [line items]
Revenue from sale of goods, related party transactions	$ 2	2	$ 3	4
Subsidiary of Common Parent (Brookfield) | Bottom of range
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions, interest rate	1.70%		1.70%
Service Provider
Disclosure of transactions between related parties [line items]
Asset management fee as percent per quarter			0.3125%
Asset management fee, percent			1.25%
Revenue from sale of goods, related party transactions	$ 105	$ 93	$ 223	$ 185
Amounts payable, related party transactions	103		103				$ 108
Associate borrowing obligations, related party transaction	$ 80		$ 80